PHOENIX INSIGHT FUNDS TRUST

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                        PHOENIX INSIGHT MONEY MARKET FUND
                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

   Supplement dated May 24, 2007 to the Class A and Class C Shares Prospectus
              and Class I Shares Prospectus, each dated May 1, 2007

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 1, 2007 TO THE ABOVE-REFERENCED PROSPECTUSES, WHICH SUPPLEMENT CONTAINED DISCLOSURE DESCRIBING PRICING PROCEDURES IN EFFECT ONLY THROUGH MAY 11, 2007. THIS SUPPLEMENT CORRECTS AND CLARIFIES CERTAIN DISCLOSURE CONTAINED IN THE ABOVE-REFERENCED PROSPECTUS.

IMPORTANT NOTICE TO INVESTORS

In the section "How is the Share Price determined?," the table showing the times at which the Money Market Funds' net asset values are determined is hereby replaced with the following:

        ----------------------------------- ----------------------------------
        Government Money Market Fund        4:30 PM eastern time
        ----------------------------------- ----------------------------------
        Money Market Fund                   4:30 PM eastern time
        ----------------------------------- ----------------------------------
        Tax-Exempt Money Market Fund        12:00 Noon eastern time
        ----------------------------------- ----------------------------------

The disclosure appearing after the chart in the section "How to Buy Shares" applies only to Non-Money Market Funds. The following disclosure describing the procedures applicable to the Money Market Funds is hereby added:

         For the Money Market Funds, orders in proper form placed prior to 12:00 Noon (Tax Exempt Money Market Fund) or 4:30 PM (Government Money Market Fund and Money Market Fund) and payments for which are received in or converted into Federal Funds by the funds' custodian by 6:00 PM will become effective at the price determined on that day at 12:00 Noon or 4:30 PM, respectively. In either case, shares purchased will receive the dividend on that day. Orders for shares placed after 12:00 Noon (Tax Exempt Money Market Fund) or 4:30 PM (Government Money Market Fund and Money Market Fund) will not be accepted and executed. Notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. For all funds, specified times are eastern time.

In the section "How to Sell Shares," the description of payment for redeemed shares is replaced with the following:

         In most cases, redemption proceeds will be paid within seven days after receipt of the redemption order. If the shares being redeemed were purchased by a check which has not yet been cleared for payment by your bank, payment may take up to 15 days. For the Money Market Fund, in the case of telephone redemption requests received by 12:00 Noon, proceeds generally will be sent by 1:30 PM; in the case of telephone redemption requests received by 3:30 PM, proceeds will generally be sent by 4:45 PM; and, in the case of telephone redemption requests received by 4:30 p.m., proceeds will generally be sent by 5:45 PM, provided in each case that the funds' custodian is open for business on that day. In all instances, the shares will not receive the dividend declared on that day. In the case of redemption requests made after 4:30 PM or requests made prior to 4:30 PM on a day when the funds' custodian is closed, proceeds will be sent on the next business day on which the custodian is open for business. For all funds, specified times are eastern time.

         Your written redemption request will be priced at the net asset value calculated on the day the written request is received in proper form. If your redemption proceeds are wired to you the same day your order is priced, the shares will not receive the dividend declared on that day. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the fund priced your request.


        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 4842--MMFs-NAV&Payments (5/07)

                           PHOENIX INSIGHT FUNDS TRUST

                        PHOENIX INSIGHT MONEY MARKET FUND

                      Supplement dated May 24, 2007 to the
                 Money Market Fund - Exchange Shares Prospectus
                                dated May 1, 2007


THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 1, 2007 TO THE ABOVE-REFERENCED PROSPECTUS, WHICH SUPPLEMENT CONTAINED DISCLOSURE DESCRIBING PRICING PROCEDURES IN EFFECT ONLY THROUGH MAY 11, 2007. THIS SUPPLEMENT CORRECTS AND CLARIFIES CERTAIN DISCLOSURE CONTAINED IN THE ABOVE-REFERENCED PROSPECTUS.


IMPORTANT NOTICE TO INVESTORS

In the section "How is the Share Price determined?," the first sentence of the disclosure describing the determination of net asset values for the Money Market Fund is hereby replaced with the following:

         The net asset value per share of the Money Market Fund is calculated as of 4:30 PM eastern time on each business day, except on those days the Securities Industry and Financial Markets Association (formerly, the Bond Market Association) ("SIFMA") recommends that the U.S. bond market remains closed.

The disclosure appearing after the chart in the section "How to Buy Shares" is hereby replaced with the following:

         Orders in proper form placed prior to 4:30 PM and payments for which are received in or converted into Federal Funds by the funds' custodian by 6:00 PM will become effective at the price determined on that day. Shares purchased will receive the dividend on that day. Orders for shares placed after 4:30 PM will not be accepted and executed. Notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. Specified times are eastern time.

In the section "How to Sell Shares," the description of payment for redeemed shares of the Money Market Funds is replaced with the following:

         In most cases, redemption proceeds will be paid within seven days after receipt of the redemption order. If the shares being redeemed were purchased by a check which has not yet been cleared for payment by your bank, payment may take up to 15 days. In the case of telephone redemption requests received by 12:00 Noon, proceeds generally will be sent by 1:30 PM; in the case of telephone redemption requests received by 3:30 PM, proceeds will generally be sent by 4:45 PM; and, in the case of telephone redemption requests received by 4:30 p.m., proceeds will generally be sent by 5:45 PM, provided in each case that the funds' custodian is open for business on that day. In all instances, the shares will not receive the dividend declared on that day. In the case of redemption requests made after 4:30 PM or requests made prior to 4:30 PM on a day when the funds' custodian is closed, proceeds will be sent on the next business day on which the custodian is open for business. For all funds, specified times are eastern time.

         Your written redemption request will be priced at the net asset value calculated on the day the written request is received in proper form. If your redemption proceeds are wired to you the same day your order is priced, the shares will not receive the dividend declared on that day. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the fund priced your request.

Additionally, on page 8, the first sentence under "Your Account" is hereby replaced with the following:

         Exchange Shares are available to futures commission merchants and the exchanges through which they trade.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 4494--MMF-NAV&Payments (5/07)

                           PHOENIX INSIGHT FUNDS TRUST

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                        PHOENIX INSIGHT MONEY MARKET FUND
                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

    Supplement dated May 24, 2007 to the Money Market Funds - Class A Shares
                         Prospectus, dated May 1, 2007

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 1, 2007 TO THE ABOVE-REFERENCED PROSPECTUS, WHICH SUPPLEMENT CONTAINED DISCLOSURE DESCRIBING PRICING PROCEDURES IN EFFECT ONLY THROUGH MAY 11, 2007. THIS SUPPLEMENT CORRECTS AND CLARIFIES CERTAIN DISCLOSURE CONTAINED IN THE ABOVE-REFERENCED PROSPECTUS.

IMPORTANT NOTICE TO INVESTORS

In the section "How is the Share Price determined?," the table showing the times at which the funds' net asset values are determined is hereby replaced with the following:

        ----------------------------------- ----------------------------------
        Government Money Market Fund        4:30 PM eastern time
        ----------------------------------- ----------------------------------
        Money Market Fund                   4:30 PM eastern time
        ----------------------------------- ----------------------------------
        Tax-Exempt Money Market Fund        12:00 Noon eastern time
        ----------------------------------- ----------------------------------


The disclosure appearing after the chart in the section "How to Buy Shares" applies only to Non-Money Market Funds. The following disclosure describing the procedures applicable to the Money Market Funds is hereby added:

         Orders in proper form placed prior to 12:00 Noon (Tax Exempt Money Market Fund) or 4:30 PM (Government Money Market Fund and Money Market
         Fund) and payments for which are received in or converted into Federal Funds by the funds' custodian by 6:00 PM will become effective at the price determined on that day at 12:00 Noon or 4:30 PM, respectively. In either case, shares purchased will receive the dividend on that day. Orders for shares placed after 12:00 Noon (Tax Exempt Money Market
         Fund) or 4:30 PM (Government Money Market Fund and Money Market Fund) will not be accepted and executed. Notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. For all funds, specified times are eastern time.

In the section "How to Sell Shares," the description of payment for redeemed shares is replaced with the following:

         In most cases, redemption proceeds will be paid within seven days after receipt of the redemption order. If the shares being redeemed were purchased by a check which has not yet been cleared for payment by your bank, payment may take up to 15 days. For the Money Market Fund, in the case of telephone redemption requests received by 12:00 Noon, proceeds generally will be sent by 1:30 PM; in the case of telephone redemption requests received by 3:30 PM, proceeds will generally be sent by 4:45 PM; and, in the case of telephone redemption requests received by 4:30 p.m., proceeds will generally be sent by 5:45 PM, provided in each case that the funds' custodian is open for business on that day. In all instances, the shares will not receive the dividend declared on that day. In the case of redemption requests made after 4:30 PM or requests made prior to 4:30 PM on a day when the funds' custodian is closed, proceeds will be sent on the next business day on which the custodian is open for business. For all funds, specified times are eastern time.

         Your written redemption request will be priced at the net asset value calculated on the day the written request is received in proper form. If your redemption proceeds are wired to you the same day your order is priced, the shares will not receive the dividend declared on that day. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the fund priced your request.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.


PXP 4493--MMFs-NAV&Payments (5/07)

                          PHOENIX INSIGHT FUNDS TRUST

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                        PHOENIX INSIGHT MONEY MARKET FUND
                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

          Supplement dated May 24, 2007 to the Statement of Additional
                     Information ("SAI") dated May 1, 2007

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 1, 2007 TO THE ABOVE-REFERENCED SAI, WHICH SUPPLEMENT CONTAINED DISCLOSURE DESCRIBING PRICING PROCEDURES IN EFFECT ONLY THROUGH MAY 11, 2007. THIS SUPPLEMENT CORRECTS AND CLARIFIES CERTAIN DISCLOSURE CONTAINED IN THE ABOVE-REFERENCED SAI.

IMPORTANT NOTICE TO INVESTORS

In the section "Net Asset Value," the table showing the times at which the Money Market Funds' net asset values are determined is hereby replaced with the following:

        ---------------------------------- -----------------------------
        Government Money Market Fund       4:30 PM eastern time
        ---------------------------------- -----------------------------
        Money Market Fund                  4:30 PM eastern time
        ---------------------------------- -----------------------------
        Tax-Exempt Money Market Fund       12:00 Noon eastern time
        ---------------------------------- -----------------------------



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4561--MMFs-NAV2 (5/07)